REVENUE RECOGNITION	12 Months Ended
Mar. 31, 2020
REVENUE RECOGNITION [Abstract]
REVENUE RECOGNITION
Note 5 — REVENUE RECOGNITION

Revenue Recognition

In general, the Company recognizes revenue when a service is provided or a good is sold to a customer and there is a contract. At contract inception, the Company assesses the goods and services promised in its contracts with customers and identifies all performance obligations for each distinct promise that transfers a good or service (or bundle of goods or services) to the customer. To identify the performance obligations, the Company considers all goods or services promised in the contract, whether explicitly stated or implied based on customary business practices. Revenue is recognized when control of the identified distinct goods or services has been transferred to the customer, the transaction price is determined and allocated to the satisfied performance obligations and the Company has determined that collection has occurred or is probable of occurring.

A majority of the Company’s revenue from contracts with customers is currently generated through two types of contracts: helicopter services and fixed wing services. Each contract type has a single distinct performance obligation as described below.

Helicopter services — The Company’s customers — major integrated, national and independent offshore energy companies — charter its helicopters primarily to transport personnel between onshore bases and offshore production platforms, drilling rigs and other installations. To a lesser extent, the Company’s customers also charter its helicopters to transport time-sensitive equipment to these offshore locations. The customers for SAR services include both the oil and gas industry and governmental agencies. Revenue from helicopter services is recognized when the performance obligation is satisfied over time based on contractual rates as the related services are performed.

A performance obligation arises under contracts with customers to render services and is the unit of account under the new accounting guidance for revenue. Operating revenue from the Company’s oil and gas segment is derived mainly from fixed-term contracts with its customers, a substantial portion of which is competitively bid. A small portion of its oil and gas customer revenue is derived from providing services on an “ad-hoc” basis. Its fixed-term contracts typically have original terms of one year to seven years (subject to provisions permitting early termination by its customers). The Company accounts for services rendered separately if they are distinct and the service is separately identifiable from other items provided to a customer and if a customer can benefit from the services rendered on its own or with other resources that are readily available to the customer. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. Within this contract type for helicopter services, the Company determined that each contract has a single distinct performance obligation. These contracts include a fixed monthly rate for a particular model of aircraft, and flight hour services, which represents the variable component of a typical contract with a customer. Rates for these services vary depending on the type of services provided and can be based on a per flight hour, per day, or per month basis. Variable charges within its flight services contracts are not effective until a customer-initiated flight order is received and the actual hours flown are determined; therefore, the associated flight revenue generally cannot be reasonably and reliably estimated beforehand. A contract’s standalone selling prices are determined based upon the prices that the Company charges for services rendered. Revenue is recognized as performance obligations are satisfied over time, by measuring progress towards satisfying the contracted services in a manner that best depicts the transfer of services to the customer, which is generally represented by a period of 30 days or less. The Company typically invoices customers on a monthly basis and the term between invoicing and when the payment is due is typically between 30 and 60 days. In order to offset potential increases in operating costs, long-term contracts may provide for periodic increases in the contractual rates charged for services. The Company recognizes the impact of these rate escalations when estimable and applicable, which generally includes written acknowledgment from the customers that they are in agreement with the amount of the rate escalation. Cost reimbursements from customers are recorded as reimbursable revenue with the related reimbursed costs recorded as reimbursable expense on the Company’s consolidated statements of operations.

Taxes collected from customers and remitted to governmental authorities are reported on a net basis in the Company’s financial statements. Thus, the Company excludes taxes imposed on the customer and collected on behalf of governmental agencies to be remitted to these agencies from the transaction price in determining the revenue related to contracts with a customer.

Fixed wing services — Airnorth provides fixed wing transportation services through regular passenger transport (scheduled airline service with individual ticket sales) and charter services. A performance obligation arises under contracts with customers to render services and is the unit of account under the new accounting guidance for revenue. Within fixed wing services, the Company determined that each contract has a single distinct performance obligation. Revenue is recognized over time at the earlier of the period in which the service is provided or the period in which the right to travel expires, which is determined by the terms and conditions of the ticket. Ticket sales are recorded within deferred revenue in accordance with the above policy. Both chartered and scheduled airline service revenue is recognized net of passenger taxes and discounts.

Contract Assets, Liabilities and Receivables

The Company generally satisfies performance of contract obligations by providing helicopter and fixed wing services to its customers in exchange for consideration. The timing of performance may differ from the timing of the customer’s payment, which results in the recognition of a contract asset or a contract liability. A contract asset exists when the Company has a contract with a customer for which revenue has been recognized (i.e., services have been performed), but customer payment is contingent on a future event (i.e. satisfaction of additional performance obligations). These contract assets are transferred to receivables when the right to consideration becomes unconditional. Contract liabilities relate to deferred revenue in which advance consideration is received from customers for contracts where revenue is recognized on future performance of services.

As of March 31, 2020 (Successor) and March 31, 2019 (Predecessor), receivables related to services performed under contracts with customers were $148.3 million and $164.7 million, respectively. All receivables from non-affiliates and affiliates are broken out further in the consolidated balance sheets. During the five months ended March 31, 2020 (Successor), the Company recognized $4.9 million of revenue from outstanding contract liabilities. During the seven months ended October 31, 2019 (Predecessor) and fiscal year 2019 (Predecessor), the Company recognized $8.5 million and $12.4 million of revenue from outstanding contract liabilities, respectively. Contract liabilities related to services performed under contracts with customers was $4.9 million and $10.0 million as of March 31, 2020 (Successor) and March 31, 2019 (Predecessor), respectively. Contract liabilities are primarily generated by fixed wing services where customers pay for tickets in advance of receiving the Company’s services and advanced payments from helicopter services customers. There were no contract assets as of March 31, 2020 (Successor) and March 31, 2019 (Predecessor).

There was no significant revenue recognized from satisfied performance obligations related to prior periods (for example, due to changes in transaction price) for the five months ended March 31, 2020 (Successor). There was no significant revenue recognized from satisfied performance obligations related to prior periods for the seven months ended October 31, 2019 (Predecessor) and $2.7 million was recognized for fiscal year 2019 (Predecessor).

Revenue from third party customers

Total revenue related to third party customers is as follows (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019
			Fiscal Year Ended March 31,
			2019
Revenue:
Operating revenue from non-affiliates	$443,716	$691,360	$1,239,117
Operating revenue from affiliates	8,413	12,015	23,099
Reimbursable revenue from non-affiliates	18,038	34,304	61,755
Revenue from Contracts with Customers	470,167	737,679	1,323,971
Other revenue from non-affiliates	686	945	20,412
Other revenue from affiliates	14,910	18,599	25,279
Total Revenue	$485,763	$757,223	$1,369,662

Remaining Performance Obligations

Remaining performance obligations represent firm contracts for which work has not been performed and future revenue recognition is expected. The table below discloses (1) the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period and (2) the expected timing to recognize this revenue (in thousands):

	Remaining Performance Obligations (Successor)
	Fiscal Year Ending March 31,
	2021	2022	2023	2024	2025 and thereafter	Total
Outstanding Service Revenue:

Helicopter contracts	$365,809	$186,528	$177,716	$133,455	$136,239	$999,747
Fixed-wing contracts	1,080	—	—	—	—	1,080
Total remaining performance obligation revenue	$366,889	$186,528	$177,716	$133,455	$136,239	$1,000,827

Although substantially all of the Company’s revenue is under contract, due to the nature of the business, the Company does not have significant remaining performance obligations as its contracts typically include unilateral termination clauses that allow its customers to terminate existing contracts with a notice period of 30 to 365 days. The table above includes performance obligations up to the point where the parties can cancel existing contracts. Any applicable cancellation penalties have been excluded. As such, the Company’s actual remaining performance obligation revenue is expected to be greater than what is reflected above. In addition, the remaining performance obligation disclosure does not include expected consideration related to performance obligations of a variable nature (i.e., flight services) as they cannot be reasonably and reliably estimated.

Other Considerations and Practical Expedients

The Company was awarded a government contract to provide SAR services for all of the U.K., which commenced in April 2015. The Company previously incurred costs related to this contract that generate or enhance the resources used to fulfill the performance obligation within the contract and the costs are expected to be recoverable. These contract acquisition and pre-operating costs qualified for capitalization. These capitalized contract acquisition and pre-operating costs related to the U.K. SAR contract and two customer contracts in Norway were capitalized and amortized by the Predecessor Company prior to implementation of fresh-start accounting. See Notes 1 and 3 for further details.

The Company incurs incremental direct costs for obtaining contracts through sales commissions paid to ticket agents to sell seats on regular public transportation flights for its fixed-wing services only. The Company will utilize the practical expedient allowed by the FASB that permits expensing the incremental costs of obtaining a contract when incurred, if the amortization period of the contract asset that would otherwise have been recognized is one year or less.

In addition, the Company applied the invoice practical expedient that allows the recognition of revenue in the amount to which the Company has the right to invoice the customer and corresponds directly with the value to the customer of the Company’s performance completed to date.